14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
SUBSEQUENT EVENTS

Subsequent to the 2013 year end the Company closed a series of private placements for a total of 487,578 units for an aggregate total offering price of $80,600 USD. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable, beginning on the one year anniversary date of the placement, for one share of common stock for a period of four years and expiring in 2019.